RELATED PARTIES BALANCES AND TRANSACTIONS ( Schedule of Balances and Transactions with Related Parties ) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Employees accrued salaries and bonuses	$ 324	$ 359	$ 356
Directors accrued fees expenses	33	33	82
Employees and directors expense	$ 357	$ 392	$ 438